Significant Accounting Policies and Judgments (Policies)	12 Months Ended
Jun. 30, 2020
Accounting policies, accounting estimates and errors [Abstract]
Basis of Presentation and Measurement
Basis of Presentation and Measurement

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the IFRS Interpretations Committee (“IFRIC”).

For comparative purposes, the Company has reclassified certain immaterial items on the comparative consolidated statement of financial position and the consolidated statement of comprehensive loss to conform with current period’s presentation.

On May 11, 2020, the Company completed a one-for-twelve (1:12) reverse share split of all of its issued and outstanding common shares (“Share Consolidation”), resulting in a reduction in the issued and outstanding shares from 1,321,072,394 to 110,089,377. Shares reserved under the Company’s equity and incentive plans were adjusted to reflect the Share Consolidation. All share and per share data presented in the Company’s consolidated financial statements have been retroactively adjusted to reflect the Share Consolidation unless otherwise noted.

These consolidated financial statements were approved and authorized for issue by the Board of Directors of the Company on September 24, 2020.

COVID-19 Estimation Uncertainty
COVID-19 Estimation Uncertainty

In March 2020, the World Health Organization declared the outbreak of COVID-19 a global pandemic. Government measures to limit the spread of COVID-19, including the closure of non-essential businesses, did not materially disrupt the Company’s operations during the year ended June 30, 2020. The production and sale of cannabis have been recognized as essential services across Canada and Europe. As of June 30, 2020, we have also not observed any material impairments of our assets or a significant change in the fair value of assets due to the COVID-19 pandemic.

Due to the rapid developments and uncertainty surrounding COVID-19, it is not possible to predict the impact that COVID-19 will have on our business, financial position and operating results in the future. In addition, it is possible that estimates in the Company’s financial statements will change in the near term as a result of COVID-19 and the effect of any such changes could be material, which could result in, among other things, impairment of long-lived assets including intangibles and goodwill. The Company is closely monitoring the impact of the pandemic on all aspects of its business.

Basis of Consolidation
Basis of Consolidation

The consolidated financial statements include the financial results of the Company and its subsidiaries. Subsidiaries include entities which are wholly-owned as well as entities over which Aurora has the authority or ability to exert power over the investee’s financial and/or operating decisions (i.e. control), which in turn may affect the Company’s exposure or rights to the variable returns from the investee. The consolidated financial statements include the operating results of acquired or disposed entities from the date control is obtained or the date control is lost, respectively. All intercompany balances and transactions are eliminated upon consolidation.

Foreign Currency Translation
Foreign Currency Translation

The Company’s functional currency is the Canadian dollar. Transactions undertaken in foreign currencies are translated into Canadian dollars at daily exchange rates prevailing when the transactions occur. Monetary assets and liabilities denominated in foreign currencies are translated at period-end exchange rates and non-monetary items are translated at historical exchange rates. Realized and unrealized exchange gains and losses are recognized in the consolidated statements of comprehensive loss.

The assets and liabilities of foreign operations are translated into Canadian dollars using the period-end exchange rates. Income, expenses, and cash flows of foreign operations are translated into Canadian dollars using average exchange rates. Exchange differences resulting from the translation of foreign operations into Canadian dollars are recognized in other comprehensive loss and accumulated in equity.

Cash and Cash Equivalents
Cash and Cash Equivalents

Cash and cash equivalents are financial assets that are measured at amortized cost, which approximate fair value. Cash and cash equivalents, cash deposits in financial institutions and other deposits that are highly liquid and readily convertible into cash.

Restricted Cash	Restricted cash represents the minimum cash and cash equivalents balance that the Company must maintain pursuant to the terms of the secured credit agreement with the Bank of Montreal (Note 16(a)).
Government Grants
Government Grants

The Company is entitled to certain Canadian federal and provincial tax incentives for qualified expenditures. These investment tax credits (“ITCs”) are recorded as a reduction to the related expenditures in the fiscal period when there is reasonable assurance that such credits will be realized.

Investment tax credits, whether or not recognized in the financial statements, may be carried forward to reduce future Canadian federal and provincial income taxes payable. The Company applies judgment when determining whether the reasonable assurance threshold has been met to recognize ITCs in the financial statements. The Company must interpret eligibility requirements in accordance with Canadian income tax laws and must assess whether future taxable income will be available against which the ITCs can be utilized. Any changes in these interpretations and assessments could have an impact on the amount and timing of ITCs recognized in the financial statements.

Provisions
Provisions

The Company recognizes provisions if there is a present obligation as a result of a past event, it is probable that the Company will be required to settle that obligation and the obligation can be reliably estimated. The amount recognized as a provision reflects management’s best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation.

Inventory
Change in Accounting Policy

Effective April 1, 2020, the Company elected to change its accounting policy for inventory costing of by-products. The process of growing and harvesting dried cannabis produces trim, which is now considered to be a by-product. Inventories of harvested cannabis, which now excludes trim, are transferred from biological assets to inventory at fair value less costs to sell at the point of harvest, which becomes the deemed cost. Historically, the Company pro-rated this deemed cost of inventory based on the total grams harvested. The Company now measures by-products at their net realizable value at point of harvest and deducts this value from the total deemed cost to derive a net cost for the main product. Additionally, the Company has elected to change its accounting policy with respect to the allocation of production management staff salaries, previously charged to general administrative expense, and now charged to inventory and cost of sales. The Company now allocates and capitalizes a portion of these salaries to inventory as opposed to expensing them directly in sales and marketing, and general and administrative expenses. The Company believes that the revised policies and presentation provides more accurate and relevant financial information to users of the consolidated financial statements. See Note 9 for the Company’s revised accounting policy on inventory costing.

Management has applied the change in accounting policy retrospectively. The consolidated financial statements for the year ended June 30, 2019 have been restated to reflect adjustments made as a result of this change in accounting policy.

Accounting Policy

The Company defines inventory as all cannabis products after the point of harvest (“Cannabis Inventory”), hemp products, purchased finished goods for resale, consumable supplies and accessories. Cannabis Inventory includes harvested cannabis, trim, cannabis oils, capsules, edibles and vaporizers.

Inventories of harvested cannabis are transferred from biological assets at fair value less costs to sell at the point of harvest, which becomes the deemed cost. By-products, such as trim, are measured at their net-realizable-value (“NRV”) at point of harvest which is deducted from the total deemed cost to give a net cost for the primary product. Any subsequent post-harvest costs are capitalized to Cannabis Inventory to the extent that the cost is less than NRV. NRV for work-in-process (“WIP”) and finished Cannabis Inventory is determined by deducting estimated remaining conversion/completion costs and selling costs from the estimated sale price achievable in the ordinary course of business. Conversion and selling costs are determined using average cost. In the period that Cannabis Inventory is sold, the fair value portion of the deemed cost is recorded within changes in fair value of inventory sold line, and the cost of such Cannabis Inventory, including direct and indirect costs, are recorded within the cost of sales line on the statement of comprehensive loss.

Products for resale, consumable supplies and accessories are initially recognized at cost and subsequently valued at the lower of cost and NRV. The Company reviews these types of inventory for obsolescence, redundancy and slow turnover to ensure that they are written-down and reflected at NRV.

The Company uses judgment in determining the NRV of inventory. When assessing NRV, the Company considers the impact of price fluctuation, inventory spoilage, inventory excess, age and damage.

Change in Accounting Policy and Adoption of New Accounting Pronouncements
Adoption of New Accounting Pronouncements

(i)	IFRS 16 Leases

In January 2016, the IASB issued IFRS 16, Leases (“IFRS 16”), which replaces IAS 17, Leases (“IAS 17”) and related interpretations. The standard introduces a single lessee accounting model and requires lessees to recognize assets and liabilities for all leases with a term exceeding 12 months, unless the underlying asset is insignificant. A lessee is required to recognize a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. Lessors continue to classify leases as operating or finance, with lessor accounting remaining substantially unchanged from the preceding guidance under IAS 17. The Company adopted the standard on July 1, 2019 using the modified retrospective method, with the cumulative effect initially recognized in retained earnings, and no restatement of prior comparative periods.

Under IAS 17, a lease is classified as a finance lease if it transfers substantially all the risks and rewards incidental to ownership to the Company. A lease is classified as an operating lease whenever the terms of the lease do not transfer substantially all of the risks and rewards of ownership to the lessee. Finance leases are capitalized at the commencement of the lease at the lower of the fair value of the leased property and the present value of the minimum lease payments. Property acquired under a finance lease is depreciated over the shorter of the period of expected use on the same basis as other similar property, plant and equipment or the lease term.

The majority of our property leases, which were previously treated as operating leases, were impacted by IFRS 16. The adoption of IFRS 16 has resulted in:

i)
higher non-current assets related to the initial recognition of the present value of our unavoidable future lease payments as right-of-use assets under property, plant and equipment, adjusted by the amount of any prepaid or accrued lease payments relating to the lease recognized in the balance sheet as at July 1, 2019;

ii)
higher current and non-current liabilities related to the concurrent recognition of lease liabilities, which are measured at the present value of the remaining fixed lease payments, discounted by our weighted average incremental borrowing rate of 5.62% as of July 1, 2019;

iii)
replacement of rent expense previously recorded in cost of goods sold, general and administration, and sales and marketing expenses with depreciation expense of these right-of-use assets and higher finance costs related to the accretion and interest expense of the corresponding lease liabilities; and

iv)	variable lease payments and non-lease components are expensed as incurred.

The new standard does not change the amount of cash transferred between the lessor and lessee but impacts the presentation of the operating and financing cash flows presented on the Company’s consolidated statement of cash flows by decreasing operating cash flows and increasing financing cash flows.

The Company elected to apply the following recognition exemptions and practical expedients, as described under IFRS 16:

i)	recognition exemption of short-term leases;

ii)	recognition exemption of low-value leases;

iii)	application of a single discount rate to a portfolio of leases with similar characteristics on transition;

iv)	exclusion of initial direct costs from the measurement of the right-of-use assets upon transition;

v)	application of hindsight in determining the applicable lease term at the date of transition; and

vi)	election to not separate non-lease components from lease components, and instead account for each lease component and any associated non-lease components as a single lease component.

The following table summarizes the adjustments to opening balances resulting from the initial adoption of IFRS 16:

As at July 1, 2019	As previously reported under IAS 17	IFRS 16 transition adjustments	Inventory restatement adjustments (Note 2(h))	As reported under IFRS 16
	$	$		$
Prepaid deposits	24,323	(585)	—	23,738
Property, plant and equipment	765,567	96,049	—	861,616
Current loans and borrowings	(13,758)	(6,630)	—	(20,388)
Non-current loans and borrowings	(127,486)	(88,834)	—	(216,320)
Deficit	283,639	—	2,672	286,311

The following table reconciles the operating lease commitments as at June 30, 2019 to the opening balance of lease liabilities as at July 1, 2019:

Operating lease commitments as at June 30, 2019	$94,780
Add: finance lease liabilities recognized as at June 30, 2019	1,326
Add: adjustments as a result of a different treatment for extension and termination options	94,829
Effect of discounting using the lessee's incremental borrowing rate	(88,767)
Less: lease commitments not yet in effect	(4,068)
Less: short-term, low-value asset leases and others	(1,318)
Lease liabilities recognized as at July 1, 2019	$96,782

As a result of adopting IFRS 16, the Company updated its lease accounting policies as follows:

The Company assesses whether a contract is or contains a lease at inception of the contract. A lease is recognized as a right-of-use asset and corresponding liability at the commencement date. Each lease payment included in the lease liability is apportioned between the repayment of the liability and a finance cost. The finance cost is recognized in “finance and other costs” in the consolidated statement of comprehensive loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability. Lease liabilities represent the net present value of fixed lease payments (including in-substance fixed payments); variable lease payments based on an index, rate, or subject to a fair market value renewal condition; amounts expected to be payable by the lessee under residual value guarantees, the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and payments of penalties for terminating the lease, if it is probable that the lessee will exercise that option.

The Company’s lease liability is recognized net of lease incentives receivable. The lease payments are discounted using the interest rate implicit in the lease or, if that rate cannot be determined, the lessee’s incremental borrowing rate. The period over which the lease payments are discounted is the expected lease term, including renewal and termination options that the Company is reasonably certain to exercise.

Payments associated with short-term leases and leases of low-value assets are recognized as an expense on a straight-line basis in general and administration and sales and marketing expense in the consolidated statement of comprehensive loss. Short-term leases are defined as leases with a lease term of 12 months or less. Variable lease payments that do not depend on an index, rate, or subject to a fair market value renewal condition are expensed as incurred and recognized in costs of goods sold, general and administration, or sales and marketing expense, as appropriate given how the underlying leased asset is used, in the consolidated statement of comprehensive loss.

Right-of-use assets are measured at cost, which is calculated as the amount of the initial measurement of lease liability plus any lease payments made at or before the commencement date, any initial direct costs and related restoration costs. The right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the useful life of the underlying asset. The depreciation is recognized from the commencement date of the lease.

If the right-of-use asset is subsequently leased to a third party (a “sublease”), the Company will assess the classification of the sublease as to whether it is a finance or operating lease. Subleases that are classified as an operating lease will recognize lease income while a financing lease will recognize a lease receivable and de-recognize the carrying value of the right-of-use asset, with the difference recorded in profit of loss.

(ii)    IFRIC 23 Uncertainty Over Income Tax Treatments

IFRIC 23 provides guidance that adds to the requirements in IAS 12, Income Taxes by specifying how to reflect the effects of uncertainty in accounting for income taxes. IFRIC 23 requires an entity to determine whether uncertain tax positions are assessed separately or as a group; and assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings. If yes, the entity should determine its accounting tax position consistently with the tax treatment used or planned to be used in its income tax filings. If not, the entity should reflect the effect of uncertainty in determining its accounting tax position. The Company adopted IFRIC 23 effective July 1, 2019 and was applied using the modified retrospective approach without restatement of comparative information. There was no material impact on the Company’s consolidated financial statements.

(iii)    Amendments to IFRS 16: COVID-19 Related Rent Concessions

The amendment exempts lessees from having to consider individual lease contracts to determine whether rent concessions occurring as a direct consequence of the COVID-19 pandemic are lease modifications and allows lessees to account for such rent concessions as if they were not lease modifications. It applies to COVID-19-related rent concessions that reduce lease payments due on or before June 30, 2021. The amendment is effective June 1, 2020 but, to ensure the relief is available when needed most, lessees can apply the amendment immediately in any financial statements not yet authorized for issue. The Company adopted this amendment during the year ended June 30, 2020, however it did not have a material impact to the Company’s consolidated financial statements.

(j)	New Accounting Pronouncements

The following IFRS standards have been recently issued by the IASB. Pronouncements that are irrelevant or not expected to have a significant impact have been excluded.

(i)    Amendments to IFRS 3: Definition of a Business

In October 2018, the IASB issued “Definition of a Business (Amendments to IFRS 3)”. The amendments clarify the definition of a business, with the objective of assisting entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendment provides an assessment framework to determine when a series of integrated activities is not a business. The amendments are effective for business combinations occurring on or after the beginning of the first annual reporting period beginning on or after January 1, 2020. The Company has evaluated the potential impact of these amendments and concluded that there is no impact to the Company’s consolidated financial statements.

(ii)    Amendments to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark Reform

The amendments revise the existing requirements for hedge accounting and are designed to support the provision of useful financial information by companies during the period of uncertainty arising from the phasing out of interest-rate benchmarks such as Interbank Offered Rates (“IBOR”). The amendments modify some specific hedge accounting requirements to provide relief from potential effects of the uncertainty caused by the IBOR reform. In addition, the amendments require companies to provide additional information to investors about their hedging relationships which are directly affected by these uncertainties. The amendments are effective for annual periods beginning on or after January 1, 2020, with earlier application permitted. The Company is currently evaluating the potential impact of these amendments and does not expect significant impacts on the Company’s consolidated financial statements.

(iii)    Amendments to IAS 1: Classification of Liabilities as Current or Non-current

The amendment clarifies the requirements relating to determining if a liability should be presented as current or non-current in the statement of financial position. Under the new requirement, the assessment of whether a liability is presented as current or non-current is based on the contractual arrangements in place as at the reporting date and does not impact the amount or timing of recognition. The amendment applies retrospectively for annual reporting periods beginning on or after January 1, 2022. The Company is currently evaluating the potential impact of these amendments on the Company’s consolidated financial statements.

(iv) Amendments to IAS 37: Onerous Contracts and the cost of Fulfilling a Contract

The amendment specifies that ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract or an allocation of other costs that relate directly to fulfilling contracts. The amendment is effective for annual periods beginning on or after January 1, 2022 with early application permitted. The Company is currently evaluating the potential impact of these amendments on the Company’s consolidated financial statements.

Restructuring Provision

Accounting Policy

A restructuring provision is recognized when the Company has developed a detailed formal plan for the restructuring and has raised a valid expectation that it will carry out the restructuring by starting to implement the plan or announcing its main features to those individuals who are affected by it. The measurement of a restructuring provision includes only the direct expenditures arising from the restructuring, which reflect amounts that are both necessarily entailed by the restructuring and not associated with the ongoing activities of the entity.

Accounts Receivable

Accounting Policy

Accounts receivable are recognized initially at fair value and subsequently measured at amortized cost, less any provisions for impairment. Financial assets measured at amortized cost are assessed for impairment at the end of each reporting period. Impairment provisions are estimated using the expected credit loss impairment model where any expected future credit losses are provided for, irrespective of whether a loss event has occurred at the reporting date.

Estimates of expected credit losses take into account the Company’s collection history, deterioration of collection rates during the average credit period, as well as observable changes in and forecasts of future economic conditions that affect default risk. Where applicable, the carrying amount of a trade receivable is reduced for any expected credit losses through the use of an allowance for doubtful accounts (“AFDA”) provision. Changes in the AFDA provision are recognized in the statement of comprehensive loss. When the Company determines that no recovery of the amount owing is possible, the amount is deemed irrecoverable and the financial asset is written off.

Marketable Securities

Accounting Policy

Marketable securities are initially measured at fair value and are subsequently measured at fair value through profit or loss (“FVTPL”) or are designated at fair value through other comprehensive income (loss) (“FVTOCI”). The Company designates its marketable securities as financial assets measured at FVTOCI. This designation is made on an instrument-by-instrument basis and if elected, subsequent changes in fair value are recognized in other comprehensive (loss) income only and not through profit or loss upon disposition.

Derivatives

Accounting Policy

Derivatives are initially measured at fair value and are subsequently measured at FVTPL. If the transaction price does not equal to fair value at the point of initial recognition, management measures the fair value of each component of the investment and any unrealized gains or losses at inception are either recognized in profit or loss or deferred and recognized over the term of the investment, depending on whether the valuation inputs are based on observable market data. The resulting unrealized gain or loss at inception and subsequent changes in fair value are recognized in profit or loss for the period. Transaction costs, which are directly attributable to the acquisition of the investment, are expensed as incurred. Refer to Note 27 for significant judgments in determining the fair value of derivative financial instruments.

Investments in Associates and Joint Ventures

Accounting Policy

Associates are companies over which Aurora has significant influence and that is neither a subsidiary nor an interest in a joint venture. Significant influence represents the power to participate in the financial and operating policy decisions of the investee but does not represent the right to exercise control or joint control over those policies.

A joint venture is a contractual arrangement whereby the Company and other parties undertake an economic activity that is subject to joint control (i.e. when the strategic, financial and operating policy decisions relating to the activities of the joint venture require the unanimous consent of the parties sharing control).

Investments in associates and joint ventures are accounted for using the equity method and are initially recognized at cost, excluding financial assets that are not in-substance common shares and inclusive of transaction costs. When the Company holds marketable securities or derivative financial assets and subsequently obtains significant influence in that investee, the fair value of the financial instruments are reclassified to investments in associates at the deemed cost with the cumulative unrealized fair value gains or losses in other comprehensive loss, if any, transferred to deficit.

The consolidated financial statements include the Company’s share of the investee’s income, expenses and equity movements. Where the Company transacts with its joint ventures or associates, unrealized profits or losses are eliminated to the extent of the Company’s interest in the joint venture or associate.

Investments in associates and joint ventures are assessed for indicators of impairment at each period end. An impairment test is performed when there is objective evidence of impairment, such as significant adverse changes in the environment in which the equity-accounted investee operates or there is a significant or prolonged decline in the fair value of the investment below its carrying amount. An impairment loss is recorded when the recoverable amount is lower than the carrying amount. An impairment loss is reversed if the reversal is related to an event occurring after the impairment loss is recognized. Reversals of impairment losses are recognized in profit or loss and are limited to the original carrying amount under the equity method as if no impairment had been recognized for the asset in prior periods. The Company uses judgment in assessing whether impairment has occurred or a reversal is required as well as the amounts of such adjustments.

Biological Assets

Accounting Policy

The Company defines biological assets as cannabis plants up to the point of harvest. Biological assets are measured at fair value less costs to sell at the end of each reporting period in accordance with IAS 41 - Agriculture using the income approach. The Company utilizes an income approach to determine the fair value less cost to sell at a specific measurement date, based on the existing cannabis plants’ stage of completion up to the point of harvest. The stage of completion is determined based on the specific date of clipping the mother plant, the period-end reporting date, the average growth rate for the strain and facility environment and is calculated on a weighted average basis for the number of plants in the specific lot. The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of biological assets:

Inputs and assumptions	Description	Correlation between inputs and fair value
Average selling price per gram
Represents the average selling price per gram of dried cannabis net of excise taxes, where applicable, for the period for all strains of cannabis sold, which is expected to approximate future selling prices.
If the average selling price per gram were higher (lower), estimated fair value would increase (decrease).
Average attrition rate	Represents the weighted average number of plants culled at each stage of production.	If the average attrition rate was lower (higher), estimated fair value would increase (decrease).
Weighted average yield per plant	Represents the weighted average number of grams of dried cannabis inventory expected to be harvested from each cannabis plant.	If the weighted average yield per plant was higher (lower), estimated fair value would increase (decrease).
Standard cost per gram to complete production	Based on actual production costs incurred divided by the grams produced in the period.	If the standard cost per gram to complete production was lower (higher), estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the weighted average number of days in production over a total average grow cycle of approximately twelve weeks.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).

Production costs are capitalized to biological assets and include all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labor, growing materials, as well as indirect costs such as indirect labor and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.

Property, Plant and Equipment

Accounting Policy

Property, plant and equipment is measured at cost, net of accumulated depreciation and any impairment losses.

Cost includes expenditures that are directly attributable to the asset acquisition. The cost of self-constructed assets includes the cost of materials, direct labor, other costs directly attributable to make the asset available for its intended use, as well as relevant borrowing costs on qualifying assets as further described below. During their construction, property, plant and equipment are classified as construction in progress (“CIP”) and are not subject to depreciation. When the asset is available for use, it is transferred from CIP to the relevant category of property, plant and equipment and depreciation commences.

Where particular parts of an asset are significant, discrete and have distinct useful lives, the Company may allocate the associated costs between the various components, which are then separately depreciated over the estimated useful lives of each respective component. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer software and equipment 3 years
Production equipment 2 - 4 years
Furniture and fixtures 5 years
Building and improvements 20 - 30 years

Residual values, useful lives and depreciation methods are reviewed annually for relevancy and changes are accounted for prospectively.

Gains and losses on asset disposals are determined by deducting the carrying value from the sale proceeds and are recognized in profit or loss.

The Company capitalizes borrowing costs on qualifying capital construction projects. Upon the asset becoming available for use, capitalization of borrowing costs ceases and depreciation commences on a straight-line basis over the estimated useful life of the related asset.

On July 1, 2019, the Company adopted IFRS 16: Leases (Note 2(i)(i)) which replaced IAS 17: Leases.

Impairment of property, plant and equipment

The Company assesses impairment of property, plant and equipment when an impairment indicator arises (e.g. change in use or discontinued use, obsolescence or physical damage). When the asset does not generate cash inflows that are largely independent of those from other assets or group of assets, the asset is tested at the cash generating unit (“CGU”) level. In assessing impairment, the Company compares the carrying amount of the asset or CGU to the recoverable amount, which is determined as the higher of the asset or CGU’s fair value less costs of disposal and its value-in-use. Value-in-use is assessed based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects applicable market and economic conditions, the time value of money and the risks specific to the asset. An impairment loss is recognized whenever the carrying amount of the asset or CGU exceeds its recoverable amount and is recorded in the consolidated statements of comprehensive loss.

Assets Held for Sale and Discontinued Operations

Accounting Policy

Assets Held for Sale

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held-for-sale if it is highly probable that they will be recovered primarily through sale rather than through continued use. Such assets, or disposal groups, are generally measured at the lower of their carrying amount and the fair value less costs of disposal. Impairment losses recognized upon initial classification as held-for-sale and subsequent gains and losses on re-measurement are recognized in the statement of comprehensive loss. Once classified as held-for-sale, intangible assets and property, plant and equipment are no longer amortized or depreciated.

Discontinued Operations

A disposal group qualifies as discontinued operations if it is a component of an entity that has either been disposed of, or is classified as held for sale, and (i) represents a separate major line of business or geographical area of operations, (ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations, or (iii) is a subsidiary acquired exclusively with a view to resale.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the consolidated statement of comprehensive loss and comparative periods have been restated.

Business Combinations

Accounting Policy

A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for using the acquisition method. The total consideration paid for the acquisition is the aggregate of the fair values of assets acquired, liabilities assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date. The acquisition date is the date when the Company obtains control of the acquiree. The identifiable assets acquired and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards where IFRS provides exceptions to recording the amounts at fair value. Goodwill represents the difference between total consideration paid and the fair value of the net identifiable assets acquired. Acquisition costs incurred are expensed through the statement of comprehensive loss.

Contingent consideration is measured at its acquisition date fair value and is included as part of the consideration transferred in a business combination, subject to the applicable terms and conditions. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IFRS 9 Financial Instruments with the corresponding gain or loss recognized in profit or loss.

Based on the facts and circumstances that existed at the acquisition date, management will perform a valuation analysis to allocate the purchase price based on the fair values of the identifiable assets acquired and liabilities assumed on the acquisition date. Management has one year from the acquisition date to confirm and finalize the facts and circumstances that support the finalized fair value analysis and related purchase price allocation. Until such time, these values are provisionally reported and are subject to change. Changes to fair values and allocations are retrospectively adjusted in subsequent periods.

In determining the fair value of all identifiable assets acquired and liabilities assumed, the most significant estimates generally relate to contingent consideration and intangible assets. Management exercises judgment in estimating the probability and timing of when earn-out milestones are expected to be achieved, which is used as the basis for estimating fair value. Identified intangible assets are fair valued using appropriate valuation techniques which are generally based on a forecast of the total expected future net cash flows of the acquiree. Valuations are highly dependent on the inputs used and assumptions made by management regarding the future performance of these assets and any changes in the discount rate applied.

Acquisitions that do not meet the definition of a business combination are accounted for as asset acquisitions. Consideration paid for an asset acquisition is allocated to the individual identifiable assets acquired and liabilities assumed based on their relative fair values. Asset acquisitions do not give rise to goodwill.

Asset Acquisitions

Accounting Policy

A business combination is a transaction or event in which an acquirer obtains control of one or more businesses and is accounted for using the acquisition method. The total consideration paid for the acquisition is the aggregate of the fair values of assets acquired, liabilities assumed, and equity instruments issued in exchange for control of the acquiree at the acquisition date. The acquisition date is the date when the Company obtains control of the acquiree. The identifiable assets acquired and liabilities assumed are recognized at their acquisition date fair values, except for deferred taxes and share-based payment awards where IFRS provides exceptions to recording the amounts at fair value. Goodwill represents the difference between total consideration paid and the fair value of the net identifiable assets acquired. Acquisition costs incurred are expensed through the statement of comprehensive loss.

Contingent consideration is measured at its acquisition date fair value and is included as part of the consideration transferred in a business combination, subject to the applicable terms and conditions. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IFRS 9 Financial Instruments with the corresponding gain or loss recognized in profit or loss.

Based on the facts and circumstances that existed at the acquisition date, management will perform a valuation analysis to allocate the purchase price based on the fair values of the identifiable assets acquired and liabilities assumed on the acquisition date. Management has one year from the acquisition date to confirm and finalize the facts and circumstances that support the finalized fair value analysis and related purchase price allocation. Until such time, these values are provisionally reported and are subject to change. Changes to fair values and allocations are retrospectively adjusted in subsequent periods.

In determining the fair value of all identifiable assets acquired and liabilities assumed, the most significant estimates generally relate to contingent consideration and intangible assets. Management exercises judgment in estimating the probability and timing of when earn-out milestones are expected to be achieved, which is used as the basis for estimating fair value. Identified intangible assets are fair valued using appropriate valuation techniques which are generally based on a forecast of the total expected future net cash flows of the acquiree. Valuations are highly dependent on the inputs used and assumptions made by management regarding the future performance of these assets and any changes in the discount rate applied.

Acquisitions that do not meet the definition of a business combination are accounted for as asset acquisitions. Consideration paid for an asset acquisition is allocated to the individual identifiable assets acquired and liabilities assumed based on their relative fair values. Asset acquisitions do not give rise to goodwill.

Non-Controlling Interests

Accounting Policy

Non-controlling interests (“NCI”) are recognized either at fair value or at the NCI’s proportionate share of the acquiree’s net assets, determined on an acquisition-by-acquisition basis. For each acquisition, the excess of total consideration, the fair value of previously held equity interests held prior to obtaining control and the NCI in the acquiree, over the fair value of the identifiable net asset acquired, is recorded as goodwill.

Intangible Assets and Goodwill

Accounting Policy

Intangible assets

Intangible assets are recorded at cost less accumulated amortization and any impairment losses. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Amortization of definite life intangibles is calculated on a straight-line basis over their estimated useful lives, which do not exceed the contractual period, if any, over the following terms:

Customer relationships Health Canada licenses Other operating licenses Patents IP and Know-how ERP Software	2 - 8 years Useful life of the facility 8 - 18 years 10 years 5 - 10 years 5 years

The estimated useful lives, residual values and amortization methods are reviewed annually and any changes in estimates are accounted for prospectively. Intangible assets with an indefinite life or not yet available for use are not subject to amortization.

Research costs are expensed as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development to use or sell the asset. Other development expenditures are recognized as research and development expenses on the consolidated statement of comprehensive loss as incurred. Capitalized deferred development costs are internally generated intangible assets.

Goodwill

Goodwill represents the excess of the purchase price paid for the acquisition of an entity over the fair value of the net tangible and intangible assets acquired. Goodwill is allocated to the cash generating unit (“CGU”) or group of CGUs which are expected to benefit from the synergies of the combination. Goodwill is not subject to amortization.

Impairment of intangible assets and goodwill

Goodwill and intangible assets with an indefinite life or not yet available for use are tested for impairment annually at year-end, and whenever events or circumstances that make it more likely than not that an impairment may have occurred, such as a significant adverse change in the business climate or a decision to sell or dispose all or a portion of a reporting unit. Finite life intangible assets are tested whenever there is an indication of impairment.

Goodwill and indefinite life intangible assets are tested annually at June 30 for impairment by comparing the carrying value of each CGU containing the assets to its recoverable amount. Indefinite life intangible assets are tested for impairment by comparing the carrying value of each CGU containing the assets to its recoverable amount. Goodwill is tested for impairment based on the level at which it is monitored by management, and not at a level higher than an operating segment. The Company’s goodwill is allocated to the cannabis operating segment and the U.S. CBD CGU, which represents the lowest level at which management monitors goodwill. The allocation of goodwill to the CGUs or group of CGUs requires the use of judgment.

An impairment loss is recognized for the amount by which the CGU’s carrying amount exceeds it recoverable amount. The recoverable amounts of the CGUs’ assets have been determined based on either fair value less costs of disposal or value-in-use method. There is a material degree of uncertainty with respect to the estimates of the recoverable amounts of the CGU, given the necessity of making key economic assumptions about the future. Impairment losses recognized in respect of a CGU are first allocated to the carrying value of goodwill and any excess is allocated to the carrying value of assets in the CGU. Any impairment is recorded in profit and loss in the period in which the impairment is identified. A reversal of an asset impairment loss is allocated to the assets of the CGU on a pro rata basis. In allocating a reversal of an impairment loss, the carrying amount of an asset shall not be increased above the lower of its recoverable amount and the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior period. Impairment losses on goodwill are not subsequently reversed.

Loans and Borrowings

Accounting Policy

Convertible debentures are financial instruments which are accounted for separately dependent on the nature of their components: a financial liability and an equity instrument. The identification of such components embedded within a convertible debenture requires significant judgment given that it is based on the interpretation of the substance of the contractual arrangement. Where the conversion option has a fixed conversion rate, the financial liability, which represents the obligation to pay coupon interest on the convertible debentures in the future, is initially measured at its fair value and subsequently measured at amortized cost. The residual amount is accounted for as an equity instrument at issuance. Where the conversion option has a variable conversion rate, the conversion option is recognized as a derivative liability measured at fair value through profit and loss. The residual amount is recognized as a financial liability and subsequently measured at amortized cost. The determination of the fair value is also an area of significant judgment given that it is subject to various inputs, assumptions and estimates including: contractual future cash flows, discount rates, credit spreads and volatility.

Transaction costs are apportioned to the debt liability and equity components in proportion to the allocation of proceeds.

Accounting Policy

Loans and borrowings are classified as other financial liabilities and are measured at fair value at initial recognition and subsequently at amortized cost. Transactions costs are deferred and amortized over the term of the liability.

On July 1, 2019, the Company adopted IFRS 16: Leases (Note 2(i)(i)) which replaced IAS 17: Leases.

Leases

Accounting Policy

Loans and borrowings are classified as other financial liabilities and are measured at fair value at initial recognition and subsequently at amortized cost. Transactions costs are deferred and amortized over the term of the liability.

On July 1, 2019, the Company adopted IFRS 16: Leases (Note 2(i)(i)) which replaced IAS 17: Leases.

Share-Based Compensation

Accounting Policy

Stock Options

Stock options issued to employees are measured at fair value at the grant date and are recognized as an expense over the relevant vesting periods with a corresponding credit to share reserves.

Stock options issued to non-employees are measured at the fair value of goods or services received or the fair value of equity instruments issued, if it is determined that the fair value of the goods or services cannot be reliably measured. The fair value of non-employee stock options is recorded as an expense at the date the goods or services are received with a corresponding credit to share reserves.

Depending on the complexity of the stock option terms, the fair value of options is calculated using either the Black-Scholes option pricing model or the Binomial model. When determining the fair value of stock options, management is required to make certain assumptions and estimates related to expected lives, volatility, risk-free rate, future dividend yields and estimated forfeitures at the initial grant date.

The number of options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest. Upon the exercise of stock options, proceeds received from stock option holders are recorded as an increase to share capital and the related share reserve is transferred to share capital.

Restricted Share Units (“RSUs”) and Deferred Share Units (“DSUs”)

RSUs are equity-settled share-based payments. RSUs are measured at their intrinsic fair value on the date of grant based on the closing price of the Company’s shares on the date prior to the grant, and is recognized as share-based compensation expense over the vesting period with a corresponding credit to share reserves. Under IFRS, the Company’s DSUs are classified as equity-settled share-based payment transactions as they are settled in either cash or common shares at the sole discretion of Aurora. As such, the DSUs are measured in the same manner as RSUs.

The amount recognized for services received as consideration for the RSUs and DSUs granted is based on the number of equity instruments that eventually vest. Upon the release of RSUs and DSUs, the related share reserve is transferred to share capital.

Loss Per Share

Accounting Policy

The Company calculates basic (loss) earnings per share by dividing net (loss) income by the weighted average number of common shares outstanding during the period. Diluted (loss) earnings per share is determined by adjusting profit or loss attributable to common shareholders and the weighted average number of common shares outstanding, for the effects of all dilutive potential common shares, which comprise convertible debentures, RSU, DSU, warrants and share options issued.

Income Taxes

Accounting Policy

Tax expense recognized in profit or loss comprises the sum of current and deferred taxes not recognized in other comprehensive (loss) income or equity.

Current tax assets and liabilities

Current tax assets and/or liabilities comprise those claims from, or obligations to, fiscal authorities relating to the current or prior reporting periods that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted at the end of the reporting period. Current tax assets arise when the amount paid for taxes exceeds the amount due for the current and prior periods.

Deferred tax assets and liabilities

Deferred taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective periods of realization, provided they are enacted or substantively enacted at the end of the reporting period. Deferred tax liabilities are always provided for in full.

Deferred tax assets are recognized to the extent that it is probable that they will be able to be utilized against future taxable income. Deferred tax assets and liabilities are offset only when the Company has a right and intention to offset current tax assets and liabilities from the same taxation authority.

Changes in deferred tax assets or liabilities are recognized as a component of tax income or expense in profit or loss, except where they relate to items that are recognized in other comprehensive income or equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively.

Significant estimates are required in determining the Company’s provision for income taxes and uncertain tax positions. Some of these estimates are based on interpretations of existing tax laws or regulations. Various internal and external factors may have favorable or unfavorable effects on the Company’s future effective tax rate. These factors include, but are not limited to, changes in tax laws, regulations and/or rates, changing interpretations of existing tax laws or regulations, changes in estimates of prior years’ items, results of tax audits by tax authorities, future levels of research and development spending, changes in estimates related to repatriation of undistributed earnings of foreign subsidiaries, and changes in overall levels of pre-tax earnings. The realization of the Company’s deferred tax assets is primarily dependent on whether the Company is able to generate sufficient capital gains and taxable income prior to expiration of any loss carry forward balance. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized. The assessment of whether or not a valuation allowance is required often requires significant judgment with regard to management’s assessment of the long-range forecast of future taxable income and the evaluation of tax planning initiatives. Adjustments to the deferred tax valuation allowances are made to earnings in the period when such assessments are made.

The Company records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. There is inherent uncertainty in quantifying income tax positions. The Company has recorded tax benefits for those tax positions where it is more likely than not that a tax benefit will result upon ultimate settlement with a tax authority that has all relevant information. For those income tax positions where it is not more likely than not that a tax benefit will result, no tax benefit has been recognized in the consolidated financial statements.

Related Party Transactions

Accounting Policy

The Company considers a person or entity as a related party if they are a member of key management personnel including their close relatives, an associate or joint venture, those having significant influence over the Company, as well as entities that are under common control or controlled by related parties.

Revenue

Accounting Policy

The Company generates revenue primarily from the sale of cannabis, cannabis related products and provision of services. The Company uses the following five-step contract-based analysis of transactions to determine if, when and how much revenue can be recognized:

1. Identify the contract with a customer;
2. Identify the performance obligation(s) in the contract;
3. Determine the transaction price;
4. Allocate the transaction price to the performance obligation(s) in the contract; and
5. Recognize revenue when or as the Company satisfies the performance obligation(s).

Revenue from the sale of cannabis is generally recognized when control over the goods has been transferred to the customer. Payment for medical sales is typically due prior to shipment. Payment for wholesale transactions is due within a specified time period as permitted by the underlying agreement and the Company’s credit policy upon the transfer of goods to the customer. The Company generally satisfies its performance obligation and transfers control to the customer upon delivery and acceptance by the customer. Revenue is recorded at the estimated amount of consideration to which the Company expects to be entitled.

For bill-and-hold arrangements, revenue is recognized before delivery but only upon transfer of control of the good to the customer. Control is transferred to the customer when the substance of the bill-and-hold arrangement is substantive, the Company cannot sell the goods to another customer, the goods can be identified separately and are ready for physical transfer to the customer.

Service revenues, including patient referral and construction consulting services, are recognized over a period of time as performance obligations are completed. Payment of the transaction price for patient counselling is typically due prior to the services being rendered and therefore, the transaction price is recognized as a contract liability, or deferred revenue, when payment is received. Contract liabilities are subsequently recognized into revenue as or when the Company fulfills its performance obligation. Payment of the transaction price for design, engineering and construction consulting services are typically due upon completion of the performance-related milestone.

Effective October 17, 2018, Canada Revenue Agency (“CRA”) began levying an excise tax on the sale of medical and consumer cannabis products. The Company becomes liable for these excise duties when cannabis products are delivered to the customer. The excise taxes payable is the higher of (i) a flat-rate duty which is imposed when a cannabis product is packaged, and (ii) an advalorem duty that is imposed when a cannabis product is delivered to the customer. Effective May 1, 2019, excise tax calculated on edible cannabis products, cannabis extracts and cannabis topicals will prospectively be calculated as a flat rate based on the quantity of total tetrahydrocannabinol (THC) contained in the final product. There were no changes in the legislation in calculating excise taxes for fresh cannabis, dried cannabis, seeds and plants. Where the excise tax has been billed to customers, the Company has reflected the excise tax as part of revenue in accordance with IFRS 15. Net revenue from sale of goods, as presented on the consolidated statements of comprehensive (loss) income, represents revenue from the sale of goods less applicable excise taxes. Given that the excise tax payable/paid to CRA cannot be reclaimed and is not always billed to customers, the Company recognizes that the excise tax is an operating cost that affects gross margin to the extent that it is not recovered from its customers.

For certain sale of goods in which the Company earns a manufacturing fee, the Company records net revenue as an agent on the basis that the Company does not control pricing or bear inventory or credit risk.

Segmented Information

Accounting Policy

Operating segments are components of the Company that engage in business activities which generate revenues and incur expenses (including intercompany revenues and expenses related to transactions conducted with other components of the Company). The operations of an operating segment are distinct and the operating results are regularly reviewed by the chief operating decision maker (“CODM”) for the purposes of resource allocation decisions and assessing its performance. Reportable segments are Operating segments whose revenues or profit/loss or total assets exceed ten percent or more of those of the combined entity.

Key measures used by the CODM to assess performance and make resource allocation decisions include revenues, gross profit and net (loss) income. The Company’s operating results are divided into two reportable segments plus corporate. The two reportable segments are (i) Cannabis; and (ii) Horizontally Integrated Businesses. The Company primarily operates in the Cannabis segment which includes support services such as patient counselling services and analytical testing services.

Fair Value of Financial Instruments

Accounting Policy

Fair Value Hierarchy

Financial instruments recorded at fair value are classified using a hierarchy that categorizes into three levels the inputs to valuation techniques used to measure fair value. The three levels of hierarchy are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and
Level 3 - Inputs for the asset or liability that are not based on observable market data.

The individual fair values attributed to the different components of a financing transaction, notably marketable securities, derivative financial instruments, convertible debentures and loans, are determined using valuation techniques. The Company uses judgment to select the methods used to make certain assumptions and derive estimates. Significant judgment is also used when attributing fair values to each component of a transaction upon initial recognition, measuring fair values for certain instruments on a recurring basis and disclosing the fair values of financial instruments subsequently carried at amortized cost. These valuation estimates could be significantly different because of the use of judgment and the inherent uncertainty in estimating the fair value of instruments that are not quoted or observable in an active market.

Financial instruments are measured either at fair value or at amortized cost. The table below lists the valuation methods used to determine fair value of each financial instrument.

Fair Value Method
Financial Instruments Measured at Fair Value
Marketable securities	Closing market price of common shares as of the measurement date (Level 1)
Derivatives	Closing market price (Level 1) or Black-Scholes, Binomial, Monte-Carlo & FINCAD valuation model (Level 2 or 3)
Contingent consideration payable	Discounted cash flow model (Level 3)
Derivative liability	Kynex valuation model (Level 2)
Financial Instruments Measured at Amortized Cost
Cash and cash equivalents, restricted cash, accounts receivable, loans receivable	Carrying amount (approximates fair value due to short-term nature)
Accounts payable and accrued liabilities	Carrying amount (approximates fair value due to short-term nature)
Convertible debentures, loans and borrowings	Carrying value discounted at the effective interest rate which approximates fair value